OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure Of Other Liabilities [Abstract]
Disclosure of detailed information about carrying value of other liabilities	The carrying value of other long-term liabilities consists of:

	AUGUST 31, 2021	AUGUST 31, 2020
Contingent share consideration (i)	$5,538	$231
Lease liabilities (ii)	4,651	2,617
	$10,189	$2,848

Disclosure of detailed information about lease liabilities
The following is a continuity schedule of lease liabilities for the years ended August 31, 2021 and 2020:

	AUGUST 31, 2021	AUGUST 31, 2020
Opening balance, September 1	$3,705	$—
IFRS 16 transition	—	2,219
Acquisitions through business combination (Note 28)	1,742	—
Lease additions	1,541	2,220
Lease payments	(1,682)	(897)
Interest expense on lease liabilities	329	163
Ending balance	5,635	3,705
Current portion (included in accounts payable and accrued liabilities)	(984)	(1,088)
Long-term portion (included in other liabilities)	$4,651	$2,617

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease liabilities
The undiscounted contractual payments relating to the current and future lease liabilities at August 31, 2021 is:

Less than 1 year	$1,359
1 to 2 years	1,355
2 to 3 years	1,315
3 to 4 years	1,109
4 to 5 years	576
Thereafter	1,307
Total	$7,021

Disclosure of detailed information about undiscounted contractual payments relating to the current and future lease receivables
The undiscounted contractual payments relating to the current and future lease receivables at August 31, 2021 is:

Less than 1 year	$355
1 to 2 years	355
2 to 3 years	355
3 to 4 years	355
4 to 5 years	59
Thereafter	—
Total undiscounted lease receivable	1,479
Unearned finance income	(106)
1,373
Less: current portion (included in accounts receivable)	(288)
Net Investment in sub-lease	$1,085